STOCKHOLDERS' EQUITY (Details Textual) (USD $)	0 Months Ended		12 Months Ended
	Jun. 10, 2010	Oct. 11, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,090,000	550,000
Ordinary price per share on date of grant	$ 0.60	$ 1.08
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 1	20.00%	20.00%
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 2	80.00%	80.00%
Calculated fair value					$ 0.30
Stock based compensation			$ 59,404	$ 140,042	$ 151,480